Assets held for sale (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Assets held for sale
Gross book value of equipment held for sale		€ 9,130
Impairment of assets held for sale		6,711
Inventories fair value costs to sell		€ 2,419
Assets held for sale with a net book value sold	€ 775